Condensed Consolidated Interim Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2014
Current
Cash and cash equivalents	$ 7,858,627	$ 209,933	$ 3,482
Prepaid expenses and other receivables (Note 3)	127,959	81,130	505,787
Due from related parties (Note 7)	39,547	44,986	0
Loan receivable (Note 4)	303,760	0
Total Current Assets	8,329,893	336,049	509,269
Equipment (Note 5)	98,422	77,922	6,752
Total Assets	8,428,315	413,971	516,021
Current
Accounts payable (Note 7)	130,716	308,947	120,751
Accrued liabilities	118,912	155,463	128,739
Convertible secured promissory note (Note 5)		0	119,112
Loans payable (Note 6)		0	772,146
Due to related parties (Note 7)		0	149,899
Total Liabilities	249,628	464,410	1,290,647
Shareholders' Equity (Deficiency)
Special Voting Preferred Stock, par value $0.001; Authorized - 1; Issued and outstanding - 1 (December 31, 2014 - Nil)	0	0
Common Stock, Value, Issued	72,408	49,737	1,658,585
Additional paid in capital	17,951,101	4,936,456	114,284
Deficit	(9,886,971)	(5,053,982)	(2,589,235)
Accumulated other comprehensive income	42,149	17,350	41,740
Total Shareholders' Equity (Deficiency)	8,178,687	(50,439)	(774,626)
Total Liabilities and Shareholders' Equity (Deficiency)	$ 8,428,315	$ 413,971	$ 516,021